EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 19, 2024	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Events Unaudited Unreviewed Subsequent To Date Of Form 10-q Filed On November 19 2024
EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 19, 2024

NOTE 10 – EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 19, 2024

On November 12, 2024, Nasdaq issued a notification letter informing SPAC that it had approved the application to list the SPAC securities on the Nasdaq Capital Market.

On December 18, 2024, the Company held another extraordinary general meeting (the “2024 Extraordinary General Meeting”) at which the shareholders of the Company voted on three proposals: (i) a proposal, by special resolution, to amend the Company’s Second Amended and Restated Memorandum and Articles of Association to (a) extend the date by which SPAC must consummate a business combination up to nine (9) times from December 22, 2024 to September 22, 2025 (the “Revised Termination Date”), each by an additional one (1) month, for a total of up to nine (9) months, assuming a business combination has not occurred, and (b) delete the provision (the “Redemption Limitation”) that SPAC shall not redeem public shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001; (ii) a proposal, by ordinary resolution, to further amend the Trust Agreement to effectuate the foregoing extension and depositing into the Trust Account $55,000 per one-month extension two (2) days prior to such extension (assuming a business combination has not occurred) in exchange for a non-interest bearing, unsecured promissory note payable upon the consummation of a business combination; and (iii) a proposal, by ordinary resolution, to adjourn the 2024 Extraordinary General Meeting, to a later date or dates, if necessary.

In connection with the shareholders’ vote at the 2024 Extraordinary General Meeting, shareholders of 3,151,473 ordinary shares of the Company exercised their right to redeem such shares (the “2024 Redemption”) for a pro rata portion of the funds held in the Trust Account. As a result, approximately $35,956,676 (approximately $11.41 per share) was removed from the Trust Account to pay such holders and approximately $17,962,587 remained in the Trust Account. Following the 2024 Redemptions, the Company had 3,854,856 ordinary shares outstanding.

On January 6, 2025, Promissory Note 1, Promissory Note 2, and Extension Note 2 were further amended and restated to extend the maturity date to promptly after the date the business combination is consummated. Promissory Note 3 was amended and restated to (i) extend the maturity date to promptly after the date the business combination is consummated, and (ii) increase the principal amount to $200,000.

NOTE 10 – EVENTS (UNAUDITED) (UNREVIEWED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

On May 2, 2024, the Company issued a promissory note to a potential target (the “Extension Note 2”), pursuant to which the Company could borrow an aggregate of $440,000 to cover expenses in connection with the extension of Business Combination Period. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, potential target shall convert the unpaid principal balance under Extension Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Extension Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. As of September 30, 2024, $330,000 was outstanding under this promissory note.

On May 2, 2024, the Company issued a promissory note to a potential target (the “Promissory Note 2”), pursuant to which the Company could borrow up to an aggregate of $126,000. The entire unpaid principal balance of this Promissory Note 2 shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, potential target shall convert the unpaid principal balance under Extension Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Extension Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. As of September 30, 2024, there was $126,000 outstanding under this promissory note.

On August 16, 2024, the Company entered into a business combination agreement (the “Merger Agreement”) with AV Merger Sub, wholly owned subsidiary of the Company (“Merger Sub”), and AMC Corporation, a Washington corporation (“AMC”). Upon the terms and subject to the conditions of the Merger Agreement, an in accordance with applicable law, Merger Sub will merge with AMC, with AMC surviving the merger as a wholly owned subsidiary of the Company.

On September 13, 2024, the Company received a written notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company is not in compliance with Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on The Nasdaq Global Market. On October 28, 2024, the Company submitted a plan to transfer the listing of our Ordinary Shares, Units and Rights from the Nasdaq Global Market to the Nasdaq Capital Market. On November 12, 2024, Nasdaq issued a notification letter informing the Company that it had approved the application to list the Company’s securities on the Nasdaq Capital Market.

On October 11, 2024, the Company issued a promissory note to AMC (the “Promissory Note 3”), pursuant to which the Company could borrow up to an aggregate of $100,000. The entire unpaid principal balance of this Promissory Note 3 shall be payable on the earlier of: (i) December 31, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, potential target shall convert the unpaid principal balance under Promissory Note 3 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Promissory Note 3 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to (i) extend the maturity date to promptly after the date the business combination is consummated, and (ii) increase the principal amount to $200,000.

On October 25, 2024, the Extension Note with AlphaVest Holding LP was further amended and restated to extend the maturity date to promptly after the date the business combination is consummated. As of September 30, 2024, $220,000 was outstanding on such note.

On December 18, 2024, the Company held another extraordinary general meeting (the “2024 Extraordinary General Meeting”) at which the shareholders of the Company voted on three proposals: (i) a proposal, by special resolution, to amend the Company’s Second Amended and Restated Memorandum and Articles of Association to (a) extend the date by which SPAC must consummate a business combination up to nine (9) times from December 22, 2024 to September 22, 2025 (the “Revised Termination Date”), each by an additional one (1) month, for a total of up to nine (9) months, assuming a business combination has not occurred, and (b) delete the provision (the “Redemption Limitation”) that SPAC shall not redeem public shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001; (ii) a proposal, by ordinary resolution, to further amend the Trust Agreement to effectuate the foregoing extension and depositing into the Trust Account $55,000 per one-month extension two (2) days prior to such extension (assuming a business combination has not occurred) in exchange for a non-interest bearing, unsecured promissory note payable upon the consummation of a business combination; and (iii) a proposal, by ordinary resolution, to adjourn the 2024 Extraordinary General Meeting, to a later date or dates, if necessary.

In connection with the shareholders’ vote at the 2024 Extraordinary General Meeting, shareholders of 3,151,473 ordinary shares of the Company exercised their right to redeem such shares (the “2024 Redemption”) for a pro rata portion of the funds held in the Trust Account. As a result, approximately $35,956,676 (approximately $11.41 per share) was removed from the Trust Account to pay such holders and approximately $17,962,587 remained in the Trust Account. Following the 2024 Redemptions, the Company had 3,854,856 ordinary shares outstanding.